ASSETS PLEDGED (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Assets pledged [Abstract]
Vessel, net	$ 39,559	$ 42,390
Restricted cash and investments	5,169	13,066
Total pledged assets	$ 44,728	$ 55,456